UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  March 31, 2011

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          April 21, 2011


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        40
FORM 13F INFORMATION VALUE TOTAL:              $315020

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1600     32611   Sole		     32611
Alcon Inc.      Common  014561617    314      1900   Sole                     1900
Apple Computer  Common  037833100    617      1769   Sole                     1769
Arbitron Inc.   Common  03875Q108    366      9156   Sole                     9156
Automatic Data 	Common	053015103   1354     26379   Sole                    26379
Berkshire Hath	Common	084670108  69542       555   Sole                      555
Berkshire Hath	Common	084670702  20755    248174   Sole                   248174
Buckeye PartnersCommon  118230101    359      5650   Sole                     5650
Chevron Corp    Common	166764100    633      5890   Sole                     5890
Cisco Systems	Common	17275R102  23950   1396507   Sole                  1396507
Coca-Cola Co.	Common	191216100  13052    196738   Sole                   196738
Deutsce Bk ETF  ETF     73935S105    571     18700   Sole                    18700
Emerson Elec.	Common	291011104    827     14150   Sole                    14150
ExxonMobil	Common	30231G102   5213     61967   Sole                    61967
Federated Inves Common  314211103    444     16600   Sole                    16600
General ElectricCommon	369604103   3527    175911   Sole                   175911
Hersey Foods	Common  427866108    294      5402   Sole                     5402
Hewlett-Packard Common  428236103   1318     32161   Sole                    32161
H.J. Heinz Co.	Common	423074103    838     17161   Sole		     17161
IBM		Common	459200101   1455      8924   Sole                     8924
Intel Corp.	Common	458140100   4389    217511   Sole                   217511
Int'l Gvt Infla ETF     78464A490    574      9500   Sole                     9500
Johnson & JohnsoCommon	478160104  26883    453725   Sole                   453725
Linear TechnologCommon	535678106  30854    917448   Sole		    917448
Mastercard Inc  Common  57636Q104    245       975   Sole                      975
Medtronic	Common	585055106   6807    172984   Sole                   172984
Microsoft	Common	594918104  26966   1062061   Sole                  1062061
3M Company 	Common	88579Y101   1664     17796   Sole                    17796
Moody's Corp.	Common	615369105  18886    556944   Sole		    556944
Neustar Inc.    Common  64126X201    279     10900   Sole                    10900
Oracle Corp.    Common  68389X105    202      6050   Sole                     6050
PepsiCo		Common	713448108   1179     18308   Sole                    18308
Pfizer Inc.	Common	717081103    225     11059   Sole                    11059
Procter & GambleCommon	742718109  20345    330283   Sole                   330283
Royal Dutch ScheCommon  780259206    302      4143   Sole                     4143
Walgreen Co.	Common	931422109  21167    527335   Sole                   527335
Wal-mart Stores Common  931142103    244      4685   Sole                     4685
Walt Disney Co.	Common	254687106    676     15699   Sole                    15699
Western Union   Common  959802109   5638    271443   Sole		    271443
Wright Express  Common  98233Q105    466      8980   Sole                     8980